Income Tax - Summary of Income Tax Recognized in Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Deferred income tax Related to remeasurement of defined benefit plans	$ (208,482)	$ (6,784)	$ (19,319)	$ 114,559
Unrealized loss on equity instruments at fair value through other comprehensive income	370,091	12,043	(160,084)	(237,460)
Income tax recognized in other comprehensive income	$ 161,609	$ 5,259	$ (179,403)	$ (122,901)